Summary of Significant Accounting Policies Inventory (Policies)	12 Months Ended
Dec. 29, 2012
Inventory Disclosure [Abstract]
Inventory, Policy [Policy Text Block]
Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	December 29, 2012	December 31, 2011
Finished goods	$416	$438
Work in process	50	54
Raw materials	144	132
	$610	$624